Related party transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions
21. Related Party Transactions
The Group has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to the Group consolidated financial statements.
During the year ended March 31, 2026, management of the Group held deposits of $7.2 million (financial year ended March 31, 2025: $6.0 million) in their accounts or Wise Assets.
Intercompany balances and transactions between the Group and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.